Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Net income	$ 23	$ 1,051	$ 736	$ 2,074
Items that may be reclassified to net income:
Foreign currency translation	(75)	(536)	77	(501)
Cash flow hedges	(8)	23	(40)	53
Equity accounted investments	(49)	6	(51)	21
Items that will not be reclassified to net income:
Securities - fair value through other comprehensive income (FVTOCI)	0	1	1	(4)
Remeasurement of defined benefit obligations	(1)	2	(1)	2
Revaluation surplus	0	2	0	2
Total other comprehensive income (loss)	(133)	(502)	(14)	(427)
Total comprehensive income (loss)	(110)	549	722	1,647
Limited partners
Net income	57	194	203	386
Other comprehensive income (loss)	(51)	(113)	(11)	(99)
Comprehensive income attributable to Limited partners	6	81	192	287
Redeemable/exchangeable and special limited partnership units
Net income	59	332	209	662
Other comprehensive income (loss)	(52)	(194)	(11)	(170)
Comprehensive income attributable to Redeemable/exchangeable and special limited partnership units	7	138	198	492
Limited partnership units of Brookfield Office Properties Exchange LP
Net income	1	8	2	16
Other comprehensive income (loss)	0	(5)	0	(4)
Comprehensive income attributable to Limited partnership units of Brookfield Office Properties Exchange LP	1	3	2	12
Class A shares of Brookfield Property REIT Inc.
Net income	10	0	46	0
Other comprehensive income (loss)	(12)	0	(2)	0
Comprehensive income attributable to Class A shares of Brookfield Property REIT Inc.	(2)	0	44	0
Interests of others in operating subsidiaries and properties
Net income (loss)	(104)	517	276	1,010
Other comprehensive income (loss)	(18)	(190)	10	(154)
Comprehensive income attributable to Interests of others in operating subsidiaries and properties	$ (122)	$ 327	$ 286	$ 856